UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  April 30, 2013

Date of reporting period:  October 31, 2012

Item 1. Report to Stockholders.

SiM Dynamic Allocation Diversified Income Fund
SiM Dynamic Allocation Equity Income Fund

Semi-Annual Report
October 31, 2012

SiM Dynamic Allocation Funds

December 20, 2012

Dear Fellow Shareholder:

We are pleased to present our combined semi-annual report for the SiM Dynamic Allocation Diversified Income Fund (NASDAQ: SDDAX, SDDCX) and the SiM Dynamic Allocation Equity Income Fund (NASDAQ: SDEAX, SDECX) for the six-month fiscal period ended October 31, 2012. At the end of the period the combined net asset value of the Funds was $49.1 million.

The SiM Dynamic Allocation Funds seek to provide investors with a combination of current income generation, long-term capital preservation, and potential growth opportunities within an appropriate risk and portfolio positioning framework.  Each Fund is an actively managed combination primarily of ETFs, allowing for efficient diversification through dynamic allocation.  While both Funds hold the same securities, the individual Fund’s specific risk management, risk positioning, and Fund positioning across asset classes, style, sectors, size, industry, country, quality and maturity, are driven by the overall strategy for each of the Funds. The Diversified Income Fund emphasizes growth of income, with some long-term capital appreciation, while the Equity Income Fund focuses on long-term capital appreciation, with some growth of income. Both Funds seek to benefit from the income bias inherent in our investment philosophy.

Through a disciplined and methodical investment process, SiM has established a long-term approach to ascertain value within the asset allocation and high yield markets – while ever cognizant of the importance of income as a component of total return. Combining a high quality, focused and experienced team with proven investment approaches provides the foundation for achieving long-term client objectives.

Fund Performance Overview

For the six-month fiscal period ended October 31, 2012, we are pleased with the relative performance of both Funds.  As shown in the performance chart below, the Funds continue to outperform their respective Morningstar peer group category averages. The Diversified Income Fund finished the period ranked in the top 15th percentile of its peer group, while the Equity Income Fund was in the top 35th.  Please note that we have adjusted the blended capital market benchmark for each Fund to include exposure to international holdings, and more appropriately reflect the composition of their peer group.

SiM Dynamic Allocation Funds

Performance Chart

Performance through October 31, 2012

	6 Months		1 Year		Since Inception1
	Return	Return		% Rank	Return		% Rank

Diversified Income Fund	4.40	10.59		15	7.51		12

Morningstar Conservative Allocation Category2	2.58		7.85			4.72
65% BarCap US Agg Bond / 29%
Russell 3000 Index / 5% MCSI EAFE
Index / 1% MSCI EM Index3	2.52		8.08			6.56

Equity Income Fund	1.54	11.17		16	4.57		19

Morningstar Aggressive Allocation Category2	1.24		9.03			2.84
15% BarCap US Agg Bond / 66%
Russell 3000 Index / 16% MSCI EAFE
Index / 3% MSCI EM Index3	1.99		11.44			5.54
BarCap US Aggregate Bond Index	2.75		5.25			6.42
Russell 3000 Index	1.78		14.75			7.73
MSCI EAFE Net (USD) Index	2.12		4.61			-3.52
MSCI Emerging Markets Net (USD) Index	-1.25		2.63			-5.35

1	Since-Inception date is June 21, 2011.

2
The Morningstar Conservative Allocation Category included 690 and 674 funds for the one year and since inception periods, respectively.  The Morningstar Aggressive Allocation Category included 445 and 439 funds for the one year and since inception periods, respectively.

3	Blended Capital Market Benchmarks have been updated to more appropriately reflect the Funds’ Peer Group compositions.

Fund performance shown is for Class A, without load, which if included would lower overall returns.

Returns for periods over one year are annualized.

Performance data source is Morningstar, Inc.

Category returns are Category average returns.

For Diversified Income Fund:
Gross expense: Class A: 4.79% Class C: 4.23%    Net Expense*: Class A: 1.63% Class C: 2.38%

For Equity Income Fund:
Gross expense: Class A: 2.82% Class C: 2.96%    Net Expense*: Class A: 1.59% Class C: 2.34%

*	The advisor has contractually agreed to expense reductions through at least August 28, 2013.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-746-3863.

Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

SiM Dynamic Allocation Funds

For the six-month fiscal period ended October 31, 2012, stocks underperformed bonds, as measured by the Russell 3000® Index (+1.78%) and the Barclays Capital Aggregate Bond Index (+2.75%).  On an absolute basis the SiM Dynamic Allocation Funds’ Mortgage-Backed Real Estate Investment Trusts (REITs), Emerging Market Bonds, and Preferred Securities outperformed the other asset classes during the period, while the Mid and Small Cap Growth and International Emerging Equity asset classes were the underperformers.  Following are specific contributors and detractors from individual Fund relative performance.

SiM Diversified Income Fund
Six-Month Fiscal Period ended October 31, 2012

The Diversified Income Fund’s overweight exposure to Mortgage-Backed REITs (both on a core/strategic and short-term/tactical basis) was a primary contributor to relative performance: these holdings significantly outperformed both the Barclays Aggregate Bond Index and the Russell 3000® Index for the period.  The Fund’s core overweighting of High Yield Bonds was also favorable, as this asset class continued to provide attractive returns versus other fixed-income asset classes.  Preferred Securities added to relative outperformance with returns that outpaced the Barclays Capital Aggregate Bond Index.

On the other hand, the Fund’s tactical overweight positioning in cash hindered performance for the period.  The Fund’s core underweight exposure to Large Cap Value securities was also a primary detractor, as this asset class outperformed the broad equity market as measured by the Russell 3000® Index.

The Fund ended the period with a general composition of 65% Fixed-Income, 11% Income REITs, 9% Income Hybrids, and 15% Equities, diversified across more than 30 individual asset classes.  We continue to position the Fund in accordance with the below listed themes, as guided by our proprietary Economic and Investment Outlook.

SiM Equity Income Fund
Six-Month Fiscal Period ended October 31, 2012

The Equity Income Fund’s overweight exposure to Mortgage-Backed REITs (both on a core/strategic and short-term/tactical basis) was a primary contributor to relative performance: these holdings significantly outperformed both the Barclays Capital Aggregate Bond Index and the Russell 3000® Index for the period.  The Fund’s underweight exposure to Large Cap Growth securities was also favorable, as this asset class underperformed the broad equity market as measured by the Russell 3000® Index.  High Yield Bonds added to relative performance as this asset class continued to provide attractive returns versus other fixed-income asset classes.

On the other hand, the Fund’s tactical overweight positioning in cash hindered Fund performance for the period.  The Fund’s underweight exposure to Large Cap Value stocks was also a primary detractor to performance, as this asset class outperformed the broad equity market as measured by the Russell 3000® Index.

The Fund ended the period with a general composition of 13% Fixed-Income, 11% Income REITs, 5% Income Hybrids, and 71% Equities, diversified across more than 30 asset classes.  We continue to position the Fund in accordance with the below listed themes, as guided by our proprietary Economic and Investment Outlook.

Positioning Themes as Guided by Economic and Investment Outlook

•
Overweight Equity – primarily through domestic holdings, but we have recently increased the Emerging Market/BRICs (Brazil, Russia, India, China) overweight positioning and reduced the International Developed Markets underweight exposure

•	Underweight Fixed-Income – primarily through avoiding U.S. Treasuries

•
Material Yield/Dividend Bias – recently reduced the Mortgage-Backed REIT holdings and increased High Yield Bond exposures, while maintaining important long-term structural exposures to Preferreds/Convertibles/High Yield

SiM Dynamic Allocation Funds

•
Key Tactical Portfolio Tilts – High Yield overweight within fixed-income; use of Mortgage-Backed REITs as Mortgage-Backed securities/fixed-income substitute; Emerging Market/BRICs overweight, Developed Markets underweight; Small/Mid equity bias

•	Defensively Bullish Equity Sector Allocations – Technology, Health Care, Consumer Staples; underweight Banks (moving to Neutral)

A Look Back and Look Forward

Through the end of the current period, the markets exhibited continued uncertainty primarily driven by the daily “noise” about Europe, the effects of global stimulus plans, domestic fiscal restraint and a potential China growth slowdown. If we look past the noise, we see a relatively straightforward investment reality: moderate but acceptable growth in the U.S., and globally, in the range of 2.5-3%. We believe this level of growth, coupled with structural cost constraints, will support a continuation of the worldwide pro-growth, low rate monetary bias through 2014. We also believe that Europe will make progress toward a more stable fiscal and monetary union, while China growth will moderate but not collapse. These factors combine with attractive ‘risk’ valuations, and muted expectations, to create a good environment for investing.

With these market characteristics, we expect that equity and certain types of fixed income risk will be rewarded. We are optimistic about the U.S. equity market, particularly in the health care, technology and financial sectors. Interest rates will continue at historically low levels for the foreseeable future, which we believe makes for a positive risk/reward balance in high yield fixed income and mortgage backed REITs. Globally, we see opportunities in emerging markets, but not in Europe at the moment.

Conclusion

Expect market volatility to continue as every bump in the road will be emphasized in media coverage.  This volatility should create opportunities for investors to acquire equities and other holdings at favorable valuations.  In light of this outlook, we believe the Funds are positioned appropriately to take advantage of the market conditions described above.

The SiM team will continue to diligently monitor both economic and market events, and seek to position the Funds in accordance with our proprietary long-term strategic outlook utilizing our near-term selective tactical tilts.

Sincerely,

Randy Yoakum, CFA
Chief Executive Officer/Portfolio Manager
Strategic Income Management, LLC

Please see next page for full disclosures.

SiM Dynamic Allocation Funds

Mutual fund investing involves risk.  Principal loss is possible.  Because the Funds are “fund of funds,” an investor will indirectly bear the principal risks of the underlying funds, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, high yield bonds, fixed income investments and commodities. Each of the Funds will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds. Because the Funds invest in ETFs and ETNs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s or ETN’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Funds’ investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Diversification does not assure a profit or protect against a loss in a declining market.

Barclays Capital Aggregate Bond Index is a broad based index composed of U.S. dollar denominated, investment grade, fixed-rate taxable bonds which includes treasuries, government-related securities, mortgage backed securities, asset backed securities, and commercial mortgage backed securities.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

MSCI EAFE Index measures the performance of all of the publicly traded stocks in 22 developed non-U.S. markets.

MSCI Emerging Markets Index measures the equity market performance of 21 emerging market countries.

© 2012 Morningstar, Inc. All Rights Reserved. The information contained herein:  (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.  Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.  Past performance is no guarantee of future results.

Morningstar Conservative Allocation: Conservative-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold smaller positions in stocks than moderate-allocation portfolios. These portfolios typically have 20% to 50% of assets in equities and 50% to 80% of assets in fixed income and cash.

Morningstar Aggressive Allocation: Aggressive-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold larger positions in stocks than moderate-allocation portfolios. These portfolios typically have 70% to 90% of assets in equities and the remainder in fixed income and cash.

An investment cannot be made directly in an index.

The information provided herein represents the opinion of the fund manager and is not intended to be a forecast of future events or a guarantee of future results.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.  Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

The SiM Dynamic Allocation Funds are distributed by Quasar Distributors, LLC.

SiM Dynamic Allocation Diversified Income Fund

Allocation of Portfolio Assets
at October 31, 2012 (Unaudited)

Short-Term Investments - 6%
Equities - 8%
Equity ETFs - 20%
Fixed Income ETFs - 66%

Percentages represent market value as a percentage of total investments.

SiM Dynamic Allocation Equity Income Fund

Allocation of Portfolio Assets
at October 31, 2012 (Unaudited)

Percentages represent market value as a percentage of total investments.

SiM Dynamic Allocation Funds

Expense Example
at October 31, 2012 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/12 – 10/31/12).

Actual Expenses
For each class of the SiM Dynamic Allocation Diversified Income Fund (“Diversified Income Fund”) and SiM Dynamic Allocation Equity Income Fund (“Equity Income Fund”), two lines are presented in the tables below.  The first line for each class provides information about actual account values and actual expenses, with actual net expenses being limited to 1.35% for Class A shares and 2.10% for Class C shares of each Fund per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SiM Dynamic Allocation Funds

Expense Example (Continued)
at October 31, 2012 (Unaudited)

Diversified Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	5/1/12	10/31/12	(5/1/12 – 10/31/12)
Class A Actual	$1,000.00	$1,044.00	$ 6.96
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.40	$ 6.87

Class C Actual	$1,000.00	$1,040.70	$10.80
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,014.62	$10.66

*
Expenses are equal to the Fund’s annualized expense ratio of 1.35% and 2.10% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	5/1/12	10/31/12	(5/1/12 – 10/31/12)
Class A Actual	$1,000.00	$1,015.40	$ 6.86
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.40	$ 6.87

Class C Actual	$1,000.00	$1,013.60	$10.66
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,014.62	$10.66

*
Expenses are equal to the Fund’s annualized expense ratio of 1.35% and 2.10% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

SiM Dynamic Allocation Diversified Income Fund

Schedule of Investments
at October 31, 2012 (Unaudited)

Shares		Value
	EQUITIES – 8.3%
	Real Estate Investment Trusts – 8.3%
7,382	American Capital Agency Corp.	$243,754
27,022	Annaly Capital Management, Inc.	436,134
9,206	Hatteras Financial Corp.	251,048
9,105	Invesco Mortgage Capital, Inc.	195,120
	Total Equities (Cost $1,075,595)	1,126,056

	EXCHANGE-TRADED FUNDS – 85.6%
	Equity ETFs – 19.7%
1,658	Consumer Staples Select Sector SPDR Fund	58,677
2,727	Health Care Select Sector SPDR Fund	109,080
4,114	iShares Cohen & Steers Realty Majors Index Fund	316,079
3,613	iShares MSCI EAFE Index Fund	193,548
3,242	iShares MSCI Emerging Markets Index	133,279
3,648	iShares Russell 1000 Growth Index Fund	236,208
2,685	iShares Russell 1000 Value Index Fund	192,783
1,534	iShares Russell 2000 Growth Index Fund	141,941
1,644	iShares Russell 2000 Value Index Fund	119,716
1,911	iShares Russell Midcap Growth Index Fund	116,093
1,237	iShares Russell Midcap Value Index Fund	60,328
8,001	SPDR Barclays Capital Convertible Securities ETF	316,440
2,663	SPDR S&P BRIC 40 ETF	61,542
4,360	Technology Select Sector SPDR Fund	125,873
3,294	Vanguard Growth ETF	231,008
4,206	Vanguard Value ETF	246,009
		2,658,604
	Fixed Income ETFs – 65.9%
2,956	iShares Barclays 7-10 Year Treasury Bond Fund	318,923
8,615	iShares Barclays Credit Bond Fund	988,916
10,552	iShares Barclays MBS Bond Fund	1,147,847
2,518	iShares Barclays TIPS Bond Fund	308,606
16,459	iShares iBoxx $ High Yield Corporate Bond Fund	1,524,597
10,294	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,266,368
6,313	iShares JP Morgan USD Emerging Markets Bond Fund	767,724
23,961	iShares S&P U.S. Preferred Stock Index Fund	959,638
40,163	SPDR Barclays Capital High Yield Bond ETF	1,619,774
		8,902,393
	Total Exchange-Traded Funds (Cost $10,959,935)	11,560,997

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Schedule of Investments (Continued)
at October 31, 2012 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS – 5.9%
793,923	Fidelity Institutional Money Market Portfolio – Class I, 0.16% (a)	$793,923
	Total Short-Term Investments (Cost $793,923)	793,923
	Total Investments in Securities (Cost $12,829,453) – 99.8%	13,480,976
	Other Assets in Excess of Liabilities – 0.2%	29,576
	Net Assets – 100.0%	$13,510,552

ETF – Exchange-Traded Fund
(a)Rate shown is the 7-day annualized yield as of October 31, 2012.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Schedule of Investments
at October 31, 2012 (Unaudited)

Shares		Value
	EQUITIES – 4.4%
	Real Estate Investment Trusts – 4.4%
10,177	American Capital Agency Corp.	$336,045
42,575	Annaly Capital Management, Inc.	687,160
12,376	Hatteras Financial Corp.	337,494
9,426	Invesco Mortgage Capital, Inc.	201,999
	Total Equities (Cost $1,475,685)	1,562,698

	EXCHANGE-TRADED FUNDS – 92.4%
	Equity ETFs – 80.0%
18,847	Consumer Staples Select Sector SPDR Fund	666,995
34,505	Health Care Select Sector SPDR Fund	1,380,200
20,418	iShares Cohen & Steers Realty Majors Index Fund	1,568,715
45,854	iShares MSCI EAFE Index Fund	2,456,399
42,503	iShares MSCI Emerging Markets Index	1,747,298
46,409	iShares Russell 1000 Growth Index Fund	3,004,983
34,665	iShares Russell 1000 Value Index Fund	2,488,947
19,559	iShares Russell 2000 Growth Index Fund	1,809,794
21,492	iShares Russell 2000 Value Index Fund	1,565,047
25,852	iShares Russell Midcap Growth Index Fund	1,570,509
18,101	iShares Russell Midcap Value Index Fund	882,786
25,235	SPDR Barclays Capital Convertible Securities ETF	998,044
29,987	SPDR S&P BRIC 40 ETF	693,000
59,892	Technology Select Sector SPDR Fund	1,729,082
40,385	Vanguard Growth ETF	2,832,200
52,552	Vanguard Value ETF	3,073,767
		28,467,766
	Fixed Income ETFs – 12.4%
1,239	iShares Barclays 7-10 Year Treasury Bond Fund	133,676
3,555	iShares Barclays Credit Bond Fund	408,078
5,172	iShares Barclays MBS Bond Fund	562,610
1,110	iShares Barclays TIPS Bond Fund	136,042
8,379	iShares iBoxx $ High Yield Corporate Bond Fund	776,147
5,066	iShares iBoxx $ Investment Grade Corporate Bond Fund	623,219
2,807	iShares JP Morgan USD Emerging Markets Bond Fund	341,359
17,618	iShares S&P U.S. Preferred Stock Index Fund	705,601
17,594	SPDR Barclays Capital High Yield Bond ETF	709,566
		4,396,298
	Total Exchange-Traded Funds (Cost $30,324,671)	32,864,064

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Schedule of Investments (Continued)
at October 31, 2012 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS – 2.8%
1,013,334	Fidelity Institutional Money Market Portfolio – Class I, 0.16% (a)	$1,013,334
	Total Short-Term Investments (Cost $1,013,334)	1,013,334
	Total Investments in Securities (Cost $32,813,690) – 99.6%	35,440,096
	Other Assets in Excess of Liabilities – 0.4%	127,171
	Net Assets – 100.0%	$35,567,267

ETF – Exchange-Traded Fund
(a)Rate shown is the 7-day annualized yield as of October 31, 2012.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Funds

Statements of Assets and Liabilities
at October 31, 2012 (Unaudited)

	Diversified	Equity
	Income Fund	Income Fund
ASSETS
Investments in securities, at value (cost $12,829,453
and $32,813,690, respectively)	$13,480,976	$35,440,096
Receivables:
Fund shares issued	70,000	335,401
Interest	76	149
Due from Adviser (Note 4)	6,922	—
Prepaid expenses	17,513	18,698
Total assets	13,575,487	35,794,344
LIABILITIES
Payables:
Due to custodian	—	50
Fund shares redeemed	8,124	135,794
Distributions	489	—
Advisory fees	—	12,591
Administration and fund accounting fees	23,975	31,069
Audit fees	9,058	9,057
Chief Compliance Officer fee	2,292	2,929
Custody fees	1,833	—
Legal fees	971	1,734
Pricing fees	407	514
Transfer agent fees and expenses	11,709	18,158
12b-1 distribution fees	3,924	11,474
Accrued other expenses	2,153	3,707
Total liabilities	64,935	227,077
NET ASSETS	$13,510,552	$35,567,267
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$12,440,025	$34,352,772
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,187,285	3,258,360
Net asset value and redemption price per share	$10.48	$10.54
Maximum offering price per share
(Net asset value per share divided by 96.25% and 94.50%, respectively)	$10.89	$11.15
Class C Shares
Net assets applicable to shares outstanding	$1,070,527	$1,214,495
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	102,320	116,216
Net asset value and offering price per share (Note 1)	$10.46	$10.45
COMPONENTS OF NET ASSETS
Paid-in capital	$12,494,192	$32,090,933
Undistributed net investment income/(loss)	(512)	262,820
Accumulated net realized gain on investments	365,349	587,108
Net unrealized appreciation of investments	651,523	2,626,406
Net assets	$13,510,552	$35,567,267

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Funds

Statements of Operations
For the Six Months Ended October 31, 2012 (Unaudited)

	Diversified	Equity
	Income Fund	Income Fund
INVESTMENT INCOME
Income
Dividends	$287,658	$407,327
Interest	430	809
Total income	288,088	408,136
Expenses
Administration and fund accounting fees (Note 4)	47,925	47,925
Advisory fees (Note 4)	45,779	105,861
Transfer agent fees and expenses (Note 4)	23,929	29,665
Registration fees	18,280	19,628
Distribution fees – Class A (Note 5)	14,568	34,507
Distribution fees – Class C (Note 5)	2,769	3,121
Audit fees	9,058	9,058
Chief Compliance Officer fee (Note 4)	4,987	4,987
Trustee fees	3,351	3,761
Legal fees	3,141	3,354
Custody fees (Note 4)	3,077	3,291
Reports to shareholders	1,472	2,658
Pricing fees (Note 4)	716	716
Miscellaneous expense	3,329	3,734
Total expenses	182,381	272,266
Less: advisory fee waiver and expense reimbursement (Note 4)	(97,902)	(79,375)
Net expenses	84,479	192,891
Net investment income	203,609	215,245
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	39,024	125,277
Net change in unrealized appreciation on investments	267,744	679,957
Net realized and unrealized gain on investments	306,768	805,234
Net increase in net assets resulting from operations	$510,377	$1,020,479

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Statements of Changes in Net Assets

	Six Months Ended	June 21, 2011*
	October 31, 2012	through
	(Unaudited)	April 30, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$203,609	$209,476
Net realized gain on investments	39,024	6,690
Capital gain distributions from regulated investment companies	—	6,801
Net change in unrealized appreciation on investments	267,744	383,779
Net increase in net assets resulting from operations	510,377	606,746

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(196,145)	(210,169)
Class C Shares	(7,976)	(3,314)
Total distributions to shareholders	(204,121)	(213,483)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,581,452	11,229,581
Total increase in net assets	1,887,708	11,622,844

NET ASSETS
Beginning of period	11,622,844	—
End of period	$13,510,552	$11,622,844
Includes undistributed net investment income/(loss) of	$(512)	$—

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Statements of Changes in Net Assets (Continued)

(a)A summary of share transactions is as follows:
	Six Months Ended	June 21, 2011*
	October 31, 2012	through
	(Unaudited)	April 30, 2012
Class A Shares
Net proceeds from shares sold	$1,391,651	$11,312,239
Distributions reinvested	190,226	208,661
Payment for shares redeemed	(697,965)	(644,336)
Net increase in net assets from capital share transactions	$883,912	$10,876,564

Class C Shares
Net proceeds from shares sold	$725,511	$379,225
Distributions reinvested	7,696	3,296
Payment for shares redeemed	(35,667)	(29,504)
Net increase in net assets from capital share transactions	$697,540	$353,017
	$1,581,452	$11,229,581

	Six Months Ended	June 21, 2011*
	October 31, 2012	through
	(Unaudited)	April 30, 2012
Class A Shares
Shares sold	134,691	1,145,347
Shares issued on reinvestment of distributions	18,406	21,087
Shares redeemed	(68,306)	(63,940)
Net increase in shares outstanding	84,791	1,102,494

Class C Shares
Shares sold	69,455	38,156
Shares issued on reinvestment of distributions	743	330
Shares redeemed	(3,471)	(2,893)
Net increase in shares outstanding	66,727	35,593
	151,518	1,138,087

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Statements of Changes in Net Assets

	Six Months Ended	June 21, 2011*
	October 31, 2012	through
	(Unaudited)	April 30, 2012
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$215,245	$228,702
Net realized gain on investments	125,277	17,043
Capital gain distributions from regulated investment companies	—	7,869
Net change in unrealized appreciation on investments	679,957	1,946,449
Net increase in net assets resulting from operations	1,020,479	2,200,063

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	—	(177,827)
Class C Shares	—	(3,300)
Total distributions to shareholders	—	(181,127)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	9,291,594	23,236,258
Total increase in net assets	10,312,073	25,255,194

NET ASSETS
Beginning of period	25,255,194	—
End of period	$35,567,267	$25,255,194
Includes undistributed net investment income of	$262,820	$47,575

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Statements of Changes in Net Assets (Continued)

(a)A summary of share transactions is as follows:
	Six Months Ended	June 21, 2011*
	October 31, 2012	through
	(Unaudited)	April 30, 2012
Class A Shares
Proceeds from shares issued in the reorganization (Note 8)	$9,079,078	$—
Net proceeds from shares sold	1,205,681	24,946,978
Distributions reinvested	—	177,827
Payment for shares redeemed	(1,782,282)	(2,248,985)
Net increase in net assets from capital share transactions	$8,502,477	$22,875,820

Class C Shares
Proceeds from shares issued in the reorganization (Note 8)	$468,237	$—
Net proceeds from shares sold	587,916	505,283
Distributions reinvested	—	3,300
Payment for shares redeemed	(267,036)	(148,145)
Net increase in net assets from capital share transactions	$789,117	$360,438
	$9,291,594	$23,236,258

	Six Months Ended	June 21, 2011*
	October 31, 2012	through
	(Unaudited)	April 30, 2012
Class A Shares
Shares issued in connection with the reorganization (Note 8)	923,994	—
Shares sold	113,751	2,596,590
Shares issued on reinvestment of distributions	—	18,838
Shares redeemed	(173,990)	(220,823)
Net increase in shares outstanding	863,755	2,394,605

Class C Shares
Shares issued in connection with the reorganization (Note 8)	45,531	—
Shares sold	57,762	52,890
Shares issued on reinvestment of distributions	—	352
Shares redeemed	(25,738)	(14,581)
Net increase in shares outstanding	77,555	38,661
	941,310	2,433,266

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Financial Highlights
For a share outstanding throughout each period

Class A Shares
	Six Months Ended		June 21, 2011*
	October 31, 2012		to
	(Unaudited)		April 30, 2012
Net asset value, beginning of period	$10.21		$10.00

Income from investment operations:
Net investment income+	0.18		0.33
Net realized and unrealized gain on investments	0.26		0.22
Total from investment operations	0.44		0.55

Less distributions:
From net investment income	(0.17)		(0.34)
Total distributions	(0.17)		(0.34)

Net asset value, end of period	$10.48		$10.21

Total return	4.40	%‡	5.71	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$12,440		$11,260

Ratio of expenses to average net assets:
Before expense reimbursement	2.96	%†	4.51	%†
After expense reimbursement	1.35	%†	1.35	%†

Ratio of net investment income to average net assets:
Before expense reimbursement	1.78	%†	0.70	%†
After expense reimbursement	3.39	%†	3.86	%†

Portfolio turnover rate	7.85	%‡	13.88	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.
+	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Financial Highlights
For a share outstanding throughout each period

Class C Shares
	Six Months Ended		June 21, 2011*
	October 31, 2012		to
	(Unaudited)		April 30, 2012
Net asset value, beginning of period	$10.19		$10.00

Income from investment operations:
Net investment income+	0.12		0.19
Net realized and unrealized gain on investments	0.29		0.29
Total from investment operations	0.41		0.48

Less distributions:
From net investment income	(0.14)		(0.29)
Total distributions	(0.14)		(0.29)

Net asset value, end of period	$10.46		$10.19

Total return	4.07	%‡	4.99	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,071		$363

Ratio of expenses to average net assets:
Before expense reimbursement	3.66	%†	3.95	%†
After expense reimbursement	2.10	%†	2.10	%†

Ratio of net investment income to average net assets:
Before expense reimbursement	0.76	%†	0.37	%†
After expense reimbursement	2.32	%†	2.22	%†

Portfolio turnover rate	7.85	%‡	13.88	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.
+	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Financial Highlights
For a share outstanding throughout each period

Class A Shares
	Six Months Ended		June 21, 2011*
	October 31, 2012		to
	(Unaudited)		April 30, 2012
Net asset value, beginning of period	$10.38		$10.00

Income from investment operations:
Net investment income+	0.08		0.16
Net realized and unrealized gain on investments	0.08		0.30
Total from investment operations	0.16		0.46

Less distributions:
From net investment income	—		(0.08)
Total distributions	—		(0.08)

Net asset value, end of period	$10.54		$10.38

Total return	1.54	%‡	4.66	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$34,353		$24,857

Ratio of expenses to average net assets:
Before expense reimbursement	1.92	%†	2.58	%†
After expense reimbursement	1.35	%†	1.35	%†

Ratio of net investment income to average net assets:
Before expense reimbursement	0.98	%†	0.62	%†
After expense reimbursement	1.55	%†	1.85	%†

Portfolio turnover rate	12.59	%‡	18.30	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.
+	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Financial Highlights
For a share outstanding throughout each period

Class C Shares
	Six Months Ended		June 21, 2011*
	October 31, 2012		to
	(Unaudited)		April 30, 2012
Net asset value, beginning of period	$10.31		$10.00

Income from investment operations:
Net investment income/(loss)+	0.04		(0.01)
Net realized and unrealized gain on investments	0.10		0.40
Total from investment operations	0.14		0.39

Less distributions:
From net investment income	—		(0.08)
Total distributions	—		(0.08)

Net asset value, end of period	$10.45		$10.31

Total return	1.36	%‡	3.99	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,214		$398

Ratio of expenses to average net assets:
Before expense reimbursement	2.62	%†	2.72	%†
After expense reimbursement	2.10	%†	2.10	%†

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.25	%†	(0.76	)%†
After expense reimbursement	0.77	%†	(0.14	)%†

Portfolio turnover rate	12.59	%‡	18.30	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.
+	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Funds

Notes to Financial Statements
at October 31, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The SiM Dynamic Allocation Diversified Income Fund (the “Diversified Income Fund”) and the SiM Dynamic Allocation Equity Income Fund (the “Equity Income Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds, which are all diversified funds, began operations on June 21, 2011. The investment objective of the Diversified Income Fund is to seek to provide total return, consisting primarily of growth of income with some long-term capital appreciation.  The Equity Income Fund’s investment objective is to seek to provide total return, consisting primarily of long-term capital appreciation with growth of income.

Each Fund currently offers Class A and Class C shares.  Class A shares of the Diversified Income Fund are subject to a maximum sales load of 3.75% while the Class A shares of the Equity Income Fund are subject to a maximum sales load of 5.50%.  The sales load charged decreases depending on the amount invested. U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, will assess Class C redemptions a 1% Contingent Deferred Sales Charge on shares redeemed within twelve months of purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2012, or  expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Diversified Income Fund distributes substantially all net investment income monthly while the Equity Income Fund distributes its net investment income annually.  Each Fund distributes substantially all of its net realized gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2012 (Unaudited)

differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
REITs:  The Funds may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of October 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Funds’ investments are carried at fair value. Equity securities, including common stocks, REITs, exchange-traded funds and closed-end funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2012 (Unaudited)

the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Short-Term Securities:  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2012:

Diversified Income Fund
	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$1,126,056	$—	$—	$1,126,056
Exchanged-Traded Funds
Equity	2,658,604	—	—	2,658,604
Fixed Income	8,902,393	—	—	8,902,393
Total Exchange-Traded Funds	11,560,997	—	—	11,560,997
Short-Term Investments	793,923	—	—	793,923
Total Investments in Securities	$13,480,976	$—	$—	$13,480,976

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$1,562,698	$—	$—	$1,562,698
Exchanged-Traded Funds
Equity	28,467,766	—	—	28,467,766
Fixed Income	4,396,298	—	—	4,396,298
Total Exchange-Traded Funds	32,864,064	—	—	32,864,064
Short-Term Investments	1,013,334	—	—	1,013,334
Total Investments in Securities	$35,440,096	$—	$—	$35,440,096

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2012 (Unaudited)

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities. Transfers between levels are recognized at October 31, 2012, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the period ended October 31, 2012.

New Accounting Pronouncement:  In December 2011, Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended October 31, 2012, Strategic Income Management, LLC (the “Adviser”) provided the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly, calculated at an annual rate of 0.75% based upon the average daily net assets of each Fund.  For the six months ended October 31, 2012, the Diversified Income Fund and the Equity Income Fund incurred $45,779, and $105,861 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.35% and 2.10% for Class A and Class C shares, respectively.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended October 31, 2012, the Adviser reduced its fees in the amount of $97,902 and $79,375 for the Diversified Income Fund and the Equity Income Fund, respectively.  No amounts were reimbursed to the Adviser.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2015	2016	Total
Diversified Income Fund	$171,632	$97,902	$269,534
Equity Income Fund	153,205	79,375	232,580

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2012 (Unaudited)

For the six months ended October 31, 2012, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Diversified	Equity
	Income Fund	Income Fund
Administration and Fund Accounting	$47,925	$47,925
Transfer Agency (excludes out-of-pocket expenses and sub-ta fees)	19,401	20,784
Custody	3,077	3,291
Chief Compliance Officer	4,987	4,987

At October 31, 2012, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	Diversified	Equity
	Income Fund	Income Fund
Administration and Fund Accounting	$23,975	$31,069
Transfer Agency (excludes out-of-pocket expenses and sub-ta fees)	9,638	13,631
Custody	1,833	—
Chief Compliance Officer	2,292	2,929

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Class A shares and up to 1.00% of each Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended October 31, 2012, the Funds paid the Distributor as follows:

	Class A	Class C
Diversified Income Fund	$14,568	$2,769
Equity Income Fund	34,507	3,121

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended October 31, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
Diversified Income Fund	$2,145,190	$ 916,149
Equity Income Fund	3,513,907	3,714,424

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2012 (Unaudited)

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

The tax character of distributions paid during the six months ended October 31, 2012 and the period ended April 30, 2012 was as follows:

	Six Months Ended	Period Ended
	October 31, 2012	April 30, 2012
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
Diversified Income Fund	$204,121	$209,476	$4,007
Equity Income Fund	—	181,127	—

As of April 30, 2012, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	Diversified	Equity
	Income Fund	Income Fund
Cost of investments	$11,049,442	$23,135,736
Gross unrealized appreciation	714,396	2,403,918
Gross unrealized depreciation	(47,255)	(99,846)
Net unrealized appreciation	667,141	2,304,072
Undistributed ordinary income	—	91,376
Undistributed long-term capital gain	42,963	60,407
Total distributable earnings	42,963	151,783
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$710,104	$2,455,855

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sale adjustments.

NOTE 8 – FUND REORGANIZATION

On June 12, 2012, the Board of Trustees of Advisors Series Trust approved a plan of reorganization (the “Reorganization”) whereby the SiM Dynamic Allocation Balanced Income Fund (“Balanced Income Fund”) would merge into the Equity Income Fund.  The reorganization was effective as of the close of business on August 24, 2012.

The reorganization was accomplished by a tax-free exchange of 937,491 and 46,045 shares of the Balanced Income Fund’s Class A and Class C, respectively, for 923,994 and 45,531 shares of the Equity Income Fund’s Class A and Class C, respectively.  At the close of business on August 24, 2012, the net assets of the Balanced Income Fund’s Class A and Class C were $9,698,197 and $474,316, respectively, and the net assets of the Equity Income Fund’s Class A and Class C were $23,745,969 and $550,094.  The total net assets of the Balanced Income Fund of $10,172,513 included $640,198 of unrealized appreciation.  After the reorganization, the net assets of the Equity Income Fund’s Class A and Class C were $33,444,166 and $1,024,410, respectively.

SiM Dynamic Allocation Funds

Notice to Shareholders
at October 31, 2012 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-746-3863 or on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2012

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-746-3863. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-746-3863.

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Investment Adviser
Strategic Income Management, LLC
720 Olive Way, Suite 1675
Seattle, WA  98101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  To obtain a free prospectus, please call 1-855-746-3863.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    1/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    1/4/13

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    1/4/13

* Print the name and title of each signing officer under his or her signature.